RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 10, 2024	Apr. 01, 2024	Jun. 01, 2020	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
License fees			$ 10,000
Cost of goods sold			$ 25.00
Description of expenses related to sales			If the Company does not sell 400 units per month (or $10,000), the original fixed $10,000 is paid.
Rent	$ 2,250	$ 3,600				$ 2,250
Contractual payment per unit sold			$ 25.00
License [Member]
Related Party Transaction [Line Items]
Licensing fee costs				$ 30,000	$ 30,000	$ 90,000	$ 90,000	$ 120,000	$ 120,000